1997 SEMIANNUAL REPORT

IDS
Equity Value
Fund

(icon of) three growing flowers

The goal of IDS Equity Value Fund, a part of IDS Strategy Fund, Inc., is growth of capital and income. The Fund invests primarily in equity securities that provide income, offer the opportunity for long-term capital growth, or both.


                      American Express Financial Advisors

             Distributed by American Express Financial Advisors Inc.

(icon of) three growing flowers

Stocks for the bargain-hunter

Just like almost everything else, prices of companies that are believed to be sound sometimes are reduced. That is, for any of a variety of reasons, they fall out of favor with investors and their stock prices decline. These so-called "value" stocks represent a classic opportunity to buy low in the market, which is what Equity Value Fund seeks to do. Should investors rediscover the potential of such companies, the stocks may well recover and benefit shareholders accordingly.

Contents

From the chairman                            3
From the portfolio manager                   3
The Fund's ten largest holdings              5
Financial statements                         6
Notes to financial statements                9
Investments in securities                   24
Board members and officers                  27
IDS mutual funds                            28

 To our shareholders


      From the chairman

      If you're an experienced investor, you know that the past few years have been unusually strong ones in many financial markets. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. We saw evidence of that in late October, when declines in certain Asian markets spawned a sharp drop in the U.S. stock market.

      That fact reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.


      William R. Pearce

(piture of) William R. Pearce
Chairman of the board

      From the portfolio manager

      Although unable to keep up with the blistering pace of the stock market as a whole, IDS Equity Value Fund generated a healthy return during the first half of the fiscal year. For the six months -- April through September 1997 -- investors in the Fund's Class A shares realized a gain of 19.5%.

      Fueled by a low rate of inflation, generally low long-term interest rates, solid economic growth and good corporate earnings, the broad stock market unleashed a powerful rally that began shortly after the start of the period. The strength of the run-up was such that a 5.6% drop in the market during August was rendered virtually meaningless when viewed in context of stocks' performance for the entire six-month period.

      Growth stocks lead

      As has been the case in recent years, the market was largely led by high-priced growth stocks -- those of companies with rapidly increasing earnings. That trend generally worked against this Fund, which focuses on stocks of companies with less-spectacular earnings but whose relatively low prices offer excellent investment value. The advantage of this approach was clear during the market downturn in August, when the Fund lost comparatively little ground.

      On the positive side of the ledger, stocks of banks and insurance companies, areas of substantial investment for the Fund for some time, made the biggest contribution to performance over the period. They were complemented by certain consumer stocks, including drug, health care and food-beverage issues, which also generated overall positive results. Among the weaker holdings were those of utilities and real estate investment trusts.

      Defensive measures

      As for changes to the portfolio, I gradually moved more money into utilities (electric and telephone) and real estate investment trusts to cushion the Fund's net asset value in the event of a market decline. In addition, I also allowed the cash reserves to build up from about 7% to about 18% at period-end, again as a defensive measure. These strategies paid off during the August stock slump, but overall tempered the Fund's total gain for the six months.

      Looking to the rest of the fiscal year, given the stock market's advance thus far in 1997, it's become increasingly difficult to find stocks that offer good investment value. Therefore, as of this writing (mid-October), the Fund continues to hold an above-average cash level. Should the market move sharply higher in the upcoming months, I would expect the Fund to participate but, again, to a lesser degree. Conversely, if stocks struggle, I believe the Fund would fare relatively well.

      Thomas W. Medcalf


(picture of) Thomas W. Medcalf
Portfolio manager

Class A
 6-month performance
(All figures per share)

Net asset value (NAV)
Sept. 30, 1997      $   13.70
March 31, 1997      $   11.62
Increase            $    2.08

Distributions
April 1, 1997 - Sept. 30, 1997
From income         $    0.18
From capital gains  $      --
Total distributions $    0.18

Total return*          +19.5%**

Class B
 6-month performance
(All figures per share)

Net asset value (NAV)
Sept. 30, 1997      $   13.70
March 31, 1997      $   11.63
Increase            $    2.07

Distributions
April 1, 1997 - Sept. 30, 1997
From income         $    0.13
From capital gains  $      --
Total distributions $    0.13

Total return*          +19.0%**

Class Y
 6-month performance
(All figures per share)

Net asset value (NAV)
Sept. 30, 1997      $   13.72
March 31, 1997      $   11.64
Increase            $    2.08

Distributions
April 1, 1997 - Sept. 30, 1997
From income         $    0.19
From capital gains  $      --
Total distributions $    0.19

Total return*          +19.6%**

     *The prospectus discusses the effect of sales charges,
      if any, on the various classes.
    **The total return is a hypothetical investment in the Fund with all distributions reinvested.

 The Fund's ten largest holdings
                                        Percent                        Value
                         (of Fund's net assets)        (as of Sept. 30, 1997)

 Gannett                                  1.58%                  $37,778,125

 Emerson Electric                         1.45                    34,575,000

 British Petroleum ADR                    1.43                    34,054,688

 Dow Chemical                             1.42                    34,007,813

 Mobil                                    1.39                    33,300,000

 Penney (JC)                              1.34                    32,037,500

 May Dept Stores                          1.31                    31,337,500

 Amoco                                    1.31                    31,321,875

 Weyerhaeuser                             1.31                    31,171,875

 St. Paul Cos                             1.28                    30,585,938


(icon of) pie chart

The ten holdings listed here make up 13.82% of the Fund's net assets

 Financial statements


      Statement of assets and liabilities
      IDS Equity Value Fund
      Sept. 30, 1997
                                  Assets

                                                                                                   (Unaudited)
 Investments in securities, at value (Note 1)
      (identified cost $1,950,219,361)                                                          $2,359,499,614
 Cash in bank on demand deposit                                                                        240,385
 Dividends and accrued interest receivable                                                           7,287,229
 Receivable for investment securities sold                                                          33,349,425
 Unrealized apppreciation on foreign currency contracts held, at value (Notes 1 and 4)                 500,771
 U.S. government securities held as collateral (Note 6)                                             11,356,976
                                                     -                                              ----------
 Total assets                                                                                    2,412,234,400
                                                                                                 -------------

                                  Liabilities

 Payable for investment securities purchased                                                        12,064,223
 Payable upon return of securities loaned (Note 6)                                                  11,356,976
 Accrued investment management services fee                                                             32,035
 Accrued distribution fee                                                                               34,811
 Accrued service fee                                                                                    11,397
 Accrued transfer agency fee                                                                            17,082
 Accrued administrative services fee                                                                     2,108
 Other accrued expenses                                                                                293,089
                                                                                                       -------
 Total liabilities                                                                                  23,811,721
                                                                                                    ----------
 Net assets applicable to outstanding capital stock                                             $2,388,422,679
                                                                                                ==============

                                  Represented by

 Capital stock-- $.01 par value (Note 1)                                                        $    1,743,117
 Additional paid-in capital                                                                      1,613,492,381
 Undistributed net investment income                                                                 1,130,385
 Accumulated net realized gain (loss) (Note 1)                                                     362,266,334
 Unrealized appreciation (depreciation) on investments and on translation
      of assets and liabilities in foreign currencies (Note 4)                                     409,790,462
                                                            -                                      -----------
 Total-- representing net assets applicable to outstanding capital stock                        $2,388,422,679
                                                                                                ==============
 Net assets applicable to outstanding shares:             Class A                               $  686,949,329
                                                          Class B                               $1,701,318,900
                                                          Class Y                               $      154,450
 Net asset value per share of outstanding capital stock:  Class A shares      50,149,665        $        13.70
                                                          Class B shares     124,150,744        $        13.70
                                                          Class Y shares          11,260        $        13.72
See accompanying notes to financial statements.

      Statement of operations
      IDS Equity Value Fund
      Six months ended Sept. 30, 1997

                                  Investment income

                                                                                                   (Unaudited)
 Income:
 Dividends                                                                                       $  32,618,323
 Interest                                                                                            7,584,314
      Less: Foreign taxes withheld                                                                    (245,902)
                                                                                                      --------
 Total income                                                                                       39,956,735
                                                                                                    ----------
 Expenses (Note 2):
 Investment management services fee                                                                  5,430,990
 Distribution fee -- Class B                                                                          6,133,682
 Transfer agency fee                                                                                 1,442,843
 Incremental transfer agency fee-- Class B                                                              66,892
 Service fee
      Class A                                                                                          483,327
      Class B                                                                                        1,417,604
      Class Y                                                                                                9
 Administrative services fees and expenses                                                             378,614
 Compensation of board members                                                                          10,312
 Custodian fees                                                                                         39,780
 Postage                                                                                               140,000
 Registration fees                                                                                      60,229
 Reports to shareholders                                                                                56,000
 Audit fees                                                                                             10,750
 Other                                                                                                  16,156
                                                                                                        ------
 Total expenses                                                                                     15,687,188
      Earnings credits on cash balances (Note 2)                                                       (85,760)
                                              -                                                        -------
 Total net expenses                                                                                 15,601,428
                                                                                                    ----------
 Investment income (loss) -- net                                                                     24,355,307
                                                                                                     ----------
                                  Realized and unrealized gain (loss) -- net

 Net realized gain (loss) on:
      Security transactions (Note 3)                                                               219,542,482
      Foreign currency transactions                                                                    107,204
                                                                                                       -------
 Net realized gain (loss) on investments                                                           219,649,686
 Net change in unrealized appreciation (depreciation) on investments
      and on translation of assets and liabilities in foreign currencies                           132,559,000
                                                                                                   -----------
 Net gain (loss) on investments and foreign currencies                                             352,208,686
                                                                                                   -----------
 Net increase (decrease) in net assets resulting from operations                                  $376,563,993
                                                                                                  ============
See accompanying notes to financial statements.

      Financial statements

      Statements of changes in net assets
      IDS Equity Value Fund



                             Operations and distributions                 Sept. 30, 1997        March 31, 1997

                                                                        Six months ended            Year ended
                                   (Unaudited)
 Investment income (loss)-- net                                         $     24,355,307      $     35,392,512
 Net realized gain (loss) on investments                                     219,649,686           216,062,214
 Net change in unrealized appreciation (depreciation) on investments
      and on translation of assets and liabilities in foreign currencies     132,559,000            37,239,689
                                                                             -----------            ----------
 Net increase (decrease) in net assets resulting from operations             376,563,993           288,694,415
                                                                             -----------           -----------
 Distributions to shareholders from:
      Net investment income
            Class A                                                           (8,045,735)           (9,867,957)
            Class B                                                          (16,528,995)          (26,600,773)
            Class Y                                                                 (939)                  (40)
      Net realized gain
            Class A                                                                   --           (35,092,077)
            Class B                                                                   --          (132,059,401)
            Class Y                                                                   --                  (131)
                                                                             -----------           -----------

 Total distributions                                                         (24,575,669)         (203,620,379)
                                                                             -----------          ------------
                                  Capital share transactions (Note 5)
 Proceeds from sales
      Class A shares (Note 2)                                                204,348,649            76,098,515
      Class B shares                                                         107,958,277           156,897,400
      Class Y shares                                                             236,365                   192
 Reinvestment of distributions at net asset value
      Class A shares                                                           7,785,189            44,127,954
      Class B shares                                                          16,357,464           157,476,976
      Class Y shares                                                                 939                   171
 Payments for redemptions
      Class A shares                                                         (34,302,353)          (43,387,495)
      Class B shares (Note 2)                                               (200,284,088)         (169,611,548)
      Class Y shares                                                             (86,478)                   --
                                                                                 -------
 Increase (decrease) in net assets from capital share transactions           102,013,964           221,602,165
                                                                             -----------           -----------
 Total increase (decrease) in net assets                                     454,002,288           306,676,201
 Net assets at beginning of period                                         1,934,420,391         1,627,744,190
                                                                           -------------         -------------
 Net assets at end of period                                              $2,388,422,679        $1,934,420,391
                                                                          ==============        ==============
 Undistributed net investment income                                      $    1,130,385        $    1,350,747
                                                                          --------------        --------------
See accompanying notes to financial statements.

 Notes to financial statements
      IDS Equity Value Fund
      (Unaudited as to Sept. 30, 1997)
  1

Summary of
significant
accounting policies

      The Fund is a series of IDS Strategy Fund, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock. The Fund invests primarily in common stocks that are selected for their above-average growth potential. The Fund offers Class A, Class B and Class Y shares. Class A shares, are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A shares during the ninth calendar year of ownership. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

      All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

      Significant accounting policies followed by the Fund are summarized below:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Valuation of securities

      All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

      Option transactions

      In order to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investment purposes, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

      Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

      Foreign currency translations and
      foreign currency contracts

      Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

      The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract.

      Federal taxes

      Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

      Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

      Dividends to shareholders

      Dividends from net investment income, declared and paid quarterly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last dividend at the end of the calendar quarter.

      Other

      Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

  2

Expenses and
sales charges

      Effective March 20, 1995, the Fund entered into agreements with American Express Financial Corporation (AEFC) for managing its portfolio, providing administrative services and serving as transfer agent. Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.53% to 0.4% annually.

      Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses and any other expenses properly payable by the Fund and approved by the board.

      Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:
    o Class A $15
    o Class B $16
    o Class Y $15

      Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

      Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and commencing on May 9, 1997, the fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

      Sales charges received by American Express Financial Advisors Inc. for distributing Fund shares were $1,468,307 for Class A and $340,771 for Class B for the six months ended Sept. 30, 1997. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

      During the six months ended Sept. 30, 1997, the Fund's custodian and transfer agency fees were reduced by $85,760 as a result of earnings credits from overnight cash balances.

  3

Securities
transactions



      Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $444,218,043 and $694,485,309, respectively, for the six months ended Sept. 30, 1997. Realized gains and losses are determined on an identified cost basis.

      Brokerage commissions paid to brokers affiliated with AEFC were $5,643 for the six months ended Sept. 30, 1997.

  4

Foreign currency
contracts

      At Sept. 30, 1997, the Fund had entered into a foreign currency exchange contract that obligates the Fund to deliver currency at a specified future date. The unrealized appreciation and/or depreciation on this contract is included in the accompanying financial statements. See Summary of significant accounting policies. The terms of the open contract are as follows:


                    Currency to       Currency to     Unrealized    Unrealized
Exchange date      be delivered       be received   appreciation  depreciation

 Nov. 7, 1997       46,282,012         75,000,000       $500,771           $--
                   British Pound      U.S. Dollar
  5

Capital share
transactions


      Transactions in shares of capital stock for the periods indicated are as follows:

                                       Six months ended Sept. 30, 1997
                                    Class A        Class B     Class Y

      Sold                       15,601,171      8,436,423      17,413
      Issued for reinvested
        distributions               582,265      1,226,784          69
      Redeemed                   (2,651,971)   (15,286,298)     (6,368)
                                 ----------    -----------      ------
      Net increase (decrease)    13,531,465     (5,623,091)     11,114
                                 ==========     ==========      ======

                                          Year ended March 31, 1997
                                    Class A        Class B     Class Y

      Sold                        6,521,398     13,553,488          16
      Issued for reinvested
        distributions             3,846,126     13,720,719          15
      Redeemed                   (3,736,247)   (14,621,584)         --
                                 ----------    -----------      ------
      Net increase (decrease)     6,631,277     12,652,623          31
                                  =========     ==========          ==

  6

Lending of
portfolio securities

      At Sept. 30, 1997, securities valued at $11,162,400 were on loan to brokers. For collateral, the Fund received U.S. government securities valued at $11,356,976. Income from securities lending amounted to $93,614 for the six months ended Sept. 30, 1997. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

7. Financial highlights

The tables below show certain important financial information for evaluating the Fund's results.

Fiscal period ended ended March 31,
Per share income and capital changes(a)
                                                                     Class B
                                1997(b)  1997    1996    1995    1994    1993    1992    1991    1990    1989
Net asset value,              $11.63   $11.07   $9.21   $9.17   $9.46   $8.90   $8.22   $7.92   $7.96   $7.26
beginning of period

Income from investment operations:
Net investment income (loss)     .13      .21     .18     .19     .18     .19     .22     .26     .29     .27
Net gains (losses)              2.07     1.69    2.12     .47     .37    1.18     .98     .48     .51    1.29
(both realized
and unrealized)

Total from investment           2.20     1.90    2.30     .66     .55    1.37    1.20     .74     .80    1.56
operations

Less distributions:
Dividends from net              (.13)    (.22)   (.16)   (.19)   (.18)   (.19)   (.22)   (.26)   (.31)   (.27)
investment income

Distributions from                --    (1.12)   (.28)   (.43)   (.66)   (.62)   (.30)   (.18)   (.53)   (.59)
realized gains

Total distributions             (.13)   (1.34)   (.44)   (.62)   (.84)   (.81)   (.52)   (.44)   (.84)   (.86)
Net asset value,              $13.70   $11.63  $11.07   $9.21   $9.17   $9.46   $8.90   $8.22   $7.92   $7.96
end of period

                                                                     Class B
Ratios/supplemental data
                                1997(b)  1997    1996    1995    1994    1993    1992    1991    1990    1989
Net assets, end of            $1,701   $1,509  $1,296  $1,304  $1,031    $758    $497    $370    $311    $230
period (in millions)

Ratio of expenses to            1.62%(c) 1.64%   1.69%   1.61%   1.56%   1.63%   1.66%   1.66%   1.61%   1.65%
average daily net assetsd

Ratio of net income (loss) to   2.01%(c) 1.83%   1.71%   2.10%   1.93%   2.15%   2.56%   3.41%   3.61%   3.70%
average daily net assets

Portfolio turnover rate           23%      60%     54%     85%     70%     48%     72%     65%     67%     54%
(excluding short-term
securities)

Total returne                   19.0%    17.6%   25.2%    7.7%    5.5%   16.0%   15.0%   10.1%    9.9%   22.2%
Average brokerage             $.0459   $.0516      --      --      --      --      --      --      --      --
commission ratef

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Sept. 30, 1997 (Unaudited).
(c) Adjusted to an annual basis.
(d) Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(e) Total return does not reflect payment of a sales charge.
(f) Effective fiscal year 1997, the Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.

Fiscal period ended March 31,
Per share income and capital changesa
                                         Class A                                         Class Y
                               1997(c)     1997       1996       1995(b)      1997(c)  1997     1996    1995(b)
Net asset value,             $11.62      $11.06      $9.21      $9.10       $11.64   $11.07    $9.21   $9.23
beginning of period

Income from investment operations:
Net investment income (loss)    .18         .29        .21        .01          .19      .32      .26      --

Net gains (losses)             2.08        1.70       2.16        .15         2.08     1.70     2.14     .03
(both realized
and unrealized)

Total from investment          2.26        1.99       2.37        .16         2.27     2.02     2.40     .03
operations

Less distributions:
Dividends from net             (.18)       (.31)      (.24)      (.05)        (.19)    (.33)    (.26)   (.05)
investment income

Distributions from               --       (1.12)      (.28)        --           --    (1.12)    (.28)     --
realized gains

Total distributions            (.18)      (1.43)      (.52)      (.05)        (.19)   (1.45)    (.54)   (.05)

Net asset value,              $13.70     $11.62     $11.06      $9.21       $13.72   $11.64   $11.07   $9.21
end of period

                                        Class A                                           Class Y
Ratios/supplemental data
                                1997(c)    1997       1996       1995(b)      1997(c   1997     1996    1995(b)
Net assets, end of              $687       $426       $332         $6          $--      $--      $--     $--
period (in millions)

Ratio of expenses to             .87%(d)    .89%       .90%       .91%(d)      .79%(d)  .71%     .75%     --%(e)
average daily net assetsf

Ratio of net income (loss)      2.83%(d)   2.60%      2.74%      2.43%(d)     2.84%(d) 2.78%    2.73%     --%(e)
to average
daily net assets

Portfolio turnover rate           23%        60%        54%        85%          23%      60%      54%     85%
(excluding short-term
securities)

Total returng                   19.5%      18.5%      26.1%       1.8%        19.6%    18.7%    26.4%     .3%

Average brokerage             $.0459     $.0516         --         --       $.0459   $.0516       --      --
commission rateh

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Inception date was March 20, 1995.
(c) Six months ended Sept. 30, 1997 (Unaudited).
(d) Adjusted to an annual basis.
(e) Ratios of expenses and net investment income to average daily net assets is not presented for Class Y as only two shares were outstanding during the period.
(f) Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(g) Total return does not reflect payment of a sales charge.
(h) Effective fiscal year 1997, the Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.

 Investments in securities


      IDS Equity Value Fund
      Sept. 30, 1997 (Unaudited)


 Common stocks (79.5%)
 Issuer                       Shares       Value(a)
 Aerospace & defense (1.2%)
 Rockwell Intl              440,000   $  27,692,500

 Automotive & related (2.0%)
 Genuine Parts              825,000      25,420,312
 TRW                        400,000      21,950,000
 Total                                   47,370,312

 Banks and savings & loans (5.3%)
 Banc One                   200,000(c)   11,162,500
 First Union                570,000      28,535,625
 KeyCorp                    450,000      28,631,250
 Morgan (JP)                250,000      28,406,250
 NationsBank                300,000      18,562,500
 Norwest                    169,000      10,351,250
 Total                                  125,649,375

 Beverages & tobacco (2.8%)
 Anheuser-Busch             675,000      30,459,375
 Philip Morris              650,000      27,015,625
 UST                        325,000       9,932,812
 Total                                   67,407,812

 Building materials & construction (1.3%)
 Weyerhaeuser               525,000      31,171,875

 Chemicals (5.8%)
 Air Products & Chemicals   325,000      26,954,687
 ARCO Chemical              212,500       9,668,750
 Dow Chemical               375,000      34,007,813
 Geon                       475,000       9,737,500
 Lubrizol                   525,000      22,050,000
 Nalco Chemical             400,000      16,025,000
 PPG Inds                   325,000      20,373,437
 Total                                  138,817,187

 Electronics (1.3%)
 Thomas & Betts             550,000      30,043,750

 Energy (6.2%)
 Amoco                      325,000      31,321,875
 Atlantic Richfield         320,000      27,340,000
 Chevron                    350,000      29,115,625
 Mobil                      450,000      33,300,000
 Texaco                     450,000      27,646,875
 Total                                  148,724,375

 Food (2.9%)
 CPC Intl                   250,000      23,156,250
 Heinz (HJ)                 425,000      19,629,687
 Sara Lee                   500,000      25,750,000
 Total                                   68,535,937

 Health care (3.2%)
 American Home Products     400,000      29,200,000
 Baxter Intl                575,000      30,043,750
 Beckman Instruments        425,000      18,089,062
 Total                                   77,332,812

 Household products (1.0%)
 Kimberly-Clark             475,000      23,245,313


 Industrial equipment & services (0.7%)
 Waste Management           500,000      17,468,750

 Insurance (4.5%)
 Marsh & McLennan           240,000      18,390,000
 SAFECO                     575,000      30,475,000
 St. Paul Cos               375,000      30,585,938
 Transamerica               275,000      27,362,500
 Total                                  106,813,438

 Media (4.0%)
 American Greetings Cl A    550,000      20,281,250
 Deluxe                     700,000      23,493,750
 Gannett                    350,000      37,778,125
 McGraw-Hill Cos            200,000      13,537,500
 Total                                   95,090,625

 Metals (1.9%)
 Aluminum Co of America     124,100      10,176,200
 Martin Marietta Materials  400,000      14,400,000
 Reynolds Metals            300,000      21,243,750
 Total                                   45,819,950

 Multi-industry conglomerates (2.5%)
 Eastman Kodak              400,000      25,975,000
 Emerson Electric           600,000      34,575,000
 Total                                   60,550,000

 Paper & packaging (2.3%)
 Tenneco                    550,000      26,331,250
 Union Camp                 475,000      29,301,562
 Total                                   55,632,812

 Real estate investment trust (4.3%)
 Chateau Properties         400,000      11,800,000
 Developers Diversified
    Realty                  300,000      12,000,000
 Meditrust                  400,000      16,600,000
 Merry Land & Investment    300,000       6,618,750
 Nationwide Health
    Properties              250,000       6,015,625
 Shurgard Storage Centers
    Cl A                    252,000       7,371,000
 Simon DeBartolo Group      525,000      17,325,000
 United Dominion Realty
    Trust                   650,000       9,750,000
 Urban Shopping Centers     472,400      15,116,800
 Total                                  102,597,175

 Restaurants & lodging (1.0%)
 McDonald's                 525,000      25,003,125

 Retail (2.7%)
 May Dept Stores            575,000      31,337,500
 Penney (JC)                550,000      32,037,500
 Total                                   63,375,000

 Transportation (0.7%)
 Union Pacific              258,000      16,157,250

 Utilities -- electric (4.6%)
 Baltimore Gas & Electric   500,000      13,875,000
 Entergy                    725,000      18,895,313
 General Public Utilities   525,000      18,834,375
 Northern States Power      300,000      14,925,000
 Southern Co                825,000      18,614,063
 Union Electric             300,000      11,531,250
 Western Resources          400,000      13,725,000
 Total                                 $110,400,001

 Utilities -- telephone (5.4%)
 Ameritech                  450,000      29,925,000
 Bell Atlantic              265,000      21,315,938
 BellSouth                  650,000      30,062,500
 GTE                        575,000      26,090,625
 SBC Communications         345,000      21,174,375
 Total                                  128,568,438

 Foreign (11.9%)(d)
 B.A.T. Inds              2,500,000(b)   21,882,808
 British Petroleum ADR      375,000      34,054,688
 BTR                      4,500,000      18,243,729
 Cadbury Schweppes        2,250,000(b)   21,671,233
 Grand Metropolitan       2,500,000      23,857,498
 Natl Westminster Bank    1,650,000      24,908,921
 Nestle                      12,500      17,413,876
 Rank Group               2,400,000      14,140,404
 Royal & Sun Alliance
    Insurance Group       2,000,000      18,973,160
 Royal Dutch Petroleum      350,000      19,425,000
 Royal PTT Nederland ADR    500,000      19,531,250
 Tele Danmark ADR           800,000      21,350,000
 Tomkins                  5,138,888      28,952,063
 Total                                  284,404,630

 Total common stocks
(Cost: $1,484,864,947)              $1,897,872,442
 Options purchased (0.3%)

Issuer                     Number of     Exercise     Expiration     Value(a)
                           contracts        price          date

 Put
 S&P 500                       4,300         $900      Dec. 1997   $8,331,250
 (Cost: $12,042,150)


 Short-term securities (19.0%)

Issuer      Annualized         Amount      Value(a)
              yield on     payable at
               date of       maturity
              purchase

 U.S. government agency (0.3%)
 Federal Home Loan Mortgage Disc Nt
    10-14-97     5.45%    $ 8,100,000  $  8,084,117

 Commerical paper (17.7%)
 American General Finance
    10-20-97     5.55       6,000,000     5,982,552
 Associates Corp North America
    10-14-97     5.54       1,500,000     1,497,015
 AT&T
    10-27-97     5.54       2,700,000     2,689,255
 Avco Financial Services
    10-09-97     5.55       2,900,000     2,895,759
 Barclays U.S. Funding
    10-01-97     5.54       8,600,000     8,600,000
 BBV Finance (Delaware)
    10-29-97     5.54       9,500,000     9,459,213
    10-30-97     5.55      10,500,000    10,453,225
 BellSouth Capital Funding
    11-03-97     5.54         600,000       596,964
 BellSouth Telecommunications
    10-09-97     5.53       9,500,000     9,488,389
 BHP Finance
    10-23-97     5.54       8,200,000     8,172,339
    11-12-97     5.56       4,100,000     4,073,596
 BOC Group
    10-09-97     5.53      14,300,000    14,282,490
 CAFCO
    11-19-97     5.56       6,100,000(e)  6,054,169
 Ciesco LP
    10-15-97     5.54      10,300,000    10,277,929
    11-07-97     5.55       1,800,000     1,789,806
 CIT Group Holdings
    10-24-97     5.55       7,000,000     6,975,358
 Commercial Credit
    10-03-97     5.55       8,000,000     7,997,551
 Commerzbank U.S. Finance
    10-28-97     5.55      15,000,000    14,937,788
 Deutsche Bank Financial
    10-20-97     5.53      20,900,000    20,839,332
    10-29-97     5.53      11,300,000    11,251,661
 Fleet Funding
    10-10-97     5.54       4,000,000(e)  3,994,500
    10-10-97     5.55       6,200,000(e)  6,191,444
    10-30-97     5.55      14,000,000(e) 13,937,859
 Ford Motor Credit
    10-22-97     5.53      12,000,000    11,961,430
 Gannett
    10-15-97     5.52       5,600,000(e)  5,588,066
    11-06-97     5.54      10,000,000(e)  9,945,000
 Goldman Sachs Group
    10-03-97     5.52       8,200,000     8,197,490
    10-17-97     5.53      10,000,000     9,975,511
    11-14-97     5.55      16,200,000    16,090,902
 Household Finance
    10-08-97     5.54       6,800,000     6,792,728
    10-22-97     5.54      10,000,000     9,967,858
 Kellogg
    10-06-97     5.53       6,700,000     6,694,882
    10-22-97     5.54       7,700,000     7,675,251
 May Dept Stores
    10-28-97     5.55       5,800,000     5,774,649
 Metlife Funding
    10-17-97     5.55       9,100,000     9,076,066
    11-13-97     5.54      14,523,000    14,427,592
 Morgan Stanley Group
    10-14-97     5.54      11,900,000    11,876,322
    10-15-97     5.54       4,900,000     4,889,519
 Motorola
    10-23-97     5.52       6,500,000     6,478,153
 Natl Australia Funding (Delaware)
    10-07-97     5.52       8,500,000     8,492,223
    10-10-97     5.52      15,800,000    15,778,275
 NBD Bank Canada
    11-26-97     5.57      15,000,000    14,865,969
 New Center Asset Trust
    10-17-97     5.54       5,400,000     5,386,776
    11-13-97     5.58      15,300,000    15,198,756
 Reed Elsevier
    11-18-97     5.56      13,200,000(e) 13,102,848
    11-21-97     5.58       7,400,000(e)  7,339,295
 SBC Communications Capital
    10-28-97     5.55       5,000,000(e)  4,976,516
 Toyota Motor Credit
    10-27-97     5.57       4,430,000     4,412,339
    11-03-97     5.56       3,900,000     3,878,807
 Total                                  421,281,417

 Letters of credit (1.0%)
 Bank of America-
 AES Barbers Point
    10-24-97     5.54      10,000,000     9,964,797
 First Bank-
 Midwest Commercial Paper
    10-17-97     5.55      14,000,000(e) 13,965,591
 Total                                   23,930,388

 Total short-term securities
(Cost: $453,312,264)                $   453,295,922

 Total investments in securities
(Cost: $1,950,219,361) (f)          $2,359,499,614
 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Security is partially or fully on loan. See Note 6 to the financial statements.

(d) Foreign security values are stated in U.S. dollars.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(f) At Sept. 30, 1997, the cost of securities for federal income tax purposes was approximately $1,950,219,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:


Unrealized appreciation...................................$427,321,000
Unrealized depreciation....................................(18,040,000)
1                                                           -----------
Net unrealized appreciation...............................$409,281,000
                                                          ============

           Board members and officers of the Fund

Independent board members and officers

      William R. Pearce*
      Chairman of the board
      Chairman of the board, Board   Services   Corporation    (provides
      administrative services to boards including the boards of the IDS and IDSLife funds and Master Trust portfolios).


      H. Brewster Atwater, Jr.
      Former chairman and chief executive officer, General Mills, Inc.

      Lynne V. Cheney
      Distinguished fellow, American Enterprise Institute for Public Policy Research.

      Heinz F. Hutter
      Former president and chief operating officer, Cargill, Inc.

      Anne P. Jones
      Attorney and telecommunications consultant.

      Alan K. Simpson
      Former United States senator for Wyoming.

      Edson W. Spencer
      Former chairman and chief executive officer, Honeywell, Inc.

      Wheelock Whitney
      Chairman, Whitney Management Company.

      C. Angus Wurtele
      Chairman of the board, The Valspar Corporation.

Officer

      Leslie L. Ogg*
      Vice president, general counsel and secretary for the Fund.
      President,  treasurer  and  corporate  secretary  of Board  Services
      Corporation.

Board members and
officers associated
with AEFC

      John R. Thomas*
      President
      Senior vice president, AEFC.

      William H. Dudley*
      Senior advisor to the chief executive officer, AEFC.

      David R. Hubers*
      President and chief executive officer, AEFC.

Officers associated
with AEFC

      Peter J. Anderson*
      Vice president
      Senior vice  president,  AEFC.

      Melinda S. Urion*
      Treasurer
      Senior vice president and chief financial officer, AEFC.

* Interested persons as defined by the Investment Company Act of 1940.

Refer to the SAI for the board members' and officers' biographies.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.


IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

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IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

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IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

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IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

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Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

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IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

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IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

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IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

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IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

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Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

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IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

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For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800



TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions

AMERICAN EXPRESS Financial Advisors

IDS Equity Value Fund
IDS Tower 10
Minneapolis, MN 55440-0010